Discontinued Operations (Details Narrative) - USD ($)	Dec. 31, 2025	Jul. 31, 2025	Jul. 31, 2024
Parent Company [Member]
Accounts payable and accrued expenses	$ 51,000	$ 51,000	$ 51,000